Loans and Allowance for Credit Losses, Loans by FICO Score, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	$ 30,968	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Loans	799,574	769,631	757,267	782,770	864,830
Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	26,839	29,746	33,245	38,386	39,214
Loans	249,900	228,894	230,235	229,536	247,894
Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	152	206	250	331	728
Loans	75,465	85,991	96,149	103,708	110,164
Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	0	0
Loans	24,640	22,836	22,260	24,003	23,555
Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	0	0	0	0	151
Loans	88,371	86,460	86,565	89,058	93,253
Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	26,991	29,952	33,495	38,717	40,093
Loans	438,376	424,181	435,209	446,305	474,866
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	17,662	21,604
600-639	10,208	10,978
640-679	15,764	15,563
680-719	24,725	23,622
720-759	31,502	27,417
760-799	63,946	47,337
Greater than 800	26,044	21,381
No FICO available	3,491	4,691
FICO not required	0	0
Government insured/guaranteed loans	29,719	26,555
Loans, excluding Purchased Credit Impaired Loans	223,061	199,148
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	6,122	7,428
600-639	3,660	4,086
640-679	6,574	7,187
680-719	11,361	12,497
720-759	15,992	17,574
760-799	21,874	24,979
Greater than 800	8,526	10,247
No FICO available	1,204	1,787
FICO not required	0	0
Government insured/guaranteed loans	0	0
Loans, excluding Purchased Credit Impaired Loans	75,313	85,785
Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	2,314	2,323
600-639	1,961	1,787
640-679	3,772	3,383
680-719	4,990	4,697
720-759	5,114	4,760
760-799	4,109	3,517
Greater than 800	2,223	1,969
No FICO available	157	400
FICO not required	0	0
Government insured/guaranteed loans	0	0
Loans, excluding Purchased Credit Impaired Loans	24,640	22,836
Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	9,091	8,921
600-639	6,403	6,222
640-679	10,153	9,350
680-719	11,640	10,465
720-759	10,729	9,936
760-799	12,371	11,163
Greater than 800	6,355	5,674
No FICO available	3,780	4,393
FICO not required	5,403	4,990
Government insured/guaranteed loans	12,446	15,346
Loans, excluding Purchased Credit Impaired Loans	88,371	86,460
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	35,189	40,276
600-639	22,232	23,073
640-679	36,263	35,483
680-719	52,716	51,281
720-759	63,337	59,687
760-799	102,300	86,996
Greater than 800	43,148	39,271
No FICO available	8,632	11,271
FICO not required	5,403	4,990
Government insured/guaranteed loans	42,165	41,901
Loans, excluding Purchased Credit Impaired Loans	$ 411,385	$ 394,229